Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases
Leases

12. Leases

The Company has entered into multiple operating leases from which it conducts its business.

SINTX

With respect to SINTX operations, the Company leases 29,534 square feet of office, warehouse and manufacturing space under a single operating lease. This lease expires at the end of 2024. The lease has two five-year extension options.

SINTX Armor

On August 19, 2021, the Company, on behalf of SINTX Armor, entered into an Industrial Lease Agreement (the “SINTX Armor Lease”) pursuant to which the Company has agreed to lease approximately 10,936 square feet of office and manufacturing space from which SINTX Armor will conduct its operations. The term of the SINTX Armor Lease is 122 months through October 2031.

TA&T

In connection with operation of its business, TA&T has entered into various leases from which it conducts its research, development and manufacturing activities. The leases have various expiration dates ranging from the end of 2022 through April 2025.

Leases with an initial term of 12 months or less are not recorded on the balance sheet. Lease expense is recognized on a straight-line basis over the term of the lease. The Company accounts for lease components separately from the non-lease components. The depreciable life of the assets and leasehold improvements are limited by the expected lease term.

As of September 30, 2022, the consolidated operating lease right-of-use assets totaled approximately $2.5 million, and the operating lease liability totaled approximately $2.5 million. Non-cash operating lease expense during the nine months ended September 30, 2022 and 2021, totaled approximately $0.4 and $0.3 million, respectively. As of September 30, 2022, the weighted-average discount rate for the Company’s operating lease was 6.5%.

Operating lease future minimum payments together with the present values as of September 30, 2022, are summarized as follows:

Years Ending December 31,	September 30, 2022
2022	$213
2023	870
2024	896
2025	194
2026	127
Thereafter	669
Total future minimum lease payments	2,969
Less amounts representing interests	(438)
Present value of lease liability	2,531

Current-portion of operating lease liability	720
Long-term portion operating lease liability	$1,811

14. Leases

The Company has entered into two operating leases from which it conducts its business.

With respect to SINTX operations, the Company leases 29,534 square feet of office, warehouse and manufacturing space under a single operating lease. This lease expires at the end of 2024. The lease has two five-year extension options.

On August 19, 2021, the Company, on behalf of SINTX Armor, entered into an Industrial Lease Agreement (the “SINTX Armor Lease”) pursuant to which the Company has agreed to lease approximately 10,936 square feet of office and manufacturing space from which SINTX Armor will conduct its operations. The term of the SINTX Armor Lease is 122 months through October 2031.

Leases with an initial term of 12 months or less are not recorded on the balance sheet. Lease expense is recognized on a straight-line basis over the term of the lease. The Company accounts for lease components separately from the non-lease components. The depreciable life of the assets and leasehold improvements are limited by the expected lease term.

As of December 31, 2021, the operating lease right-of-use assets totaled approximately $2.4 million and the operating lease liability totaled approximately $2.4 million. Non-cash operating lease expense during the year ended December 31, 2021, totaled approximately $0.5 million. As of December 31, 2021, the weighted-average discount rate for the Company’s operating lease was 6.5%.

Operating lease future minimum payments together with the present values as of December 31, 2021, are summarized as follows:

December 31, 2021
2022	$641
2023	660
2024	679
2025	123
2026	127
Beyond	669
Total future minimum lease payments	2,899
Less amounts representing interests	(501)
Present value of lease liability	2,398

Current-portion of operating lease liability	500
Long-term portion operating lease liability	$1,898